Cover	Aug. 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 26, 2021
Entity Registrant Name	LIMBACH HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36541
Entity Tax Identification Number	46-5399422
Entity Address, Address Line One	1251 Waterfront Place
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	412
Local Phone Number	359-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	LMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001606163
Current Fiscal Year End Date	--12-31